Property, Plant and Equipment and Inventory (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment

Property, plant and equipment	December 31,
(in thousands)	2018	2017
Machinery and equipment	$174,983	$120,527
Office furniture, computers and software	29,096	22,846
Leasehold improvements	34,786	18,744
Construction in process	8,869	15,424
Buildings and land	9,818	7,200
	257,552	184,741
Less: accumulated depreciation	(110,951)	(81,157)
Total	$146,601	$103,584